Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
We prepared the accompanying interim condensed consolidated financial statements following U.S. generally accepted accounting principles (“GAAP”). The financial statements include all normal and recurring adjustments that are necessary for a fair presentation of our financial position and operating results. The condensed consolidated financial statements include the accounts of Leslie’s, Inc. and our subsidiaries. All significant intercompany accounts and transactions have been eliminated. These interim condensed consolidated financial statements and the related notes should be read in conjunction with the audited condensed consolidated financial statements and notes for the years ended October 3, 2020 and September 28, 2019.
Initial Public Offering
In November 2020, the Company completed an initial public offering (“IPO”) of 30,000,000 shares of common stock at a public offering price of $17.00 per share for net proceeds of $458.7 million, after deducting underwriting discounts and commissions of $45.0 million and offering costs of $6.3 million. The shares of common stock sold in the IPO and the net proceeds from the IPO included the full exercise of the underwriters’ option to purchase additional shares.
In November 2020, the Company used the net proceeds from the IPO to repay the entire outstanding amount related to its $390.0 million Senior Unsecured Notes. The remaining proceeds will be used for working capital and general corporate purposes.
Stock Split
All share and per share information included in the accompanying condensed consolidated financial statements has been adjusted to reflect a
156,500-for-1
stock split which was effected on October 23, 2020. The par value of the common stock was not adjusted as the result of the stock split.
Fiscal Periods
We operate on a fiscal calendar that results in a fiscal year consisting of a
52-
or
53-week
period ending on the Saturday closest to September 30th. In a
52-week
fiscal year, each quarter contains 13 weeks of operations; in a
53-week
fiscal year, each of the first, second and third quarters includes 13 weeks of operations and the fourth quarter includes 14 weeks of operations. References to fiscal 2020 refer to the fiscal year ended October 3, 2020 which contained 53 weeks. References to the three months ended January 2, 2021 and the three months ended December 28, 2019 refer to the 13 weeks ended January 2, 2021 and December 28, 2019, respectively.
Use of Estimates in the Preparation of Financial Statements
To prepare financial statements that conform to GAAP, we make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Our most significant estimates relate to the allowance for doubtful accounts, inventory obsolescence reserves, vendor programs, income taxes, self-insurance, and goodwill impairment evaluations. We continually review our estimates and make adjustments as necessary, but actual results could be significantly different from what we expected when we made these estimates.
Fair Value Measurements
As of January 2, 2021 and October 3, 2020, we held no assets that are required to be measured at fair value on a recurring basis.
Fair Value of Financial Instruments
We evaluate our financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level of classification for each reporting period.
The fair value of the Term Loan due in 2023 (see Note 7) was determined to be $806.6 million at January 2, 2021. These fair value estimates, determined to be Level 2, are subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect these estimates.
The fair value of the interest rate cap agreements (see Note 7) was determined to be Level 2 and is included in other assets on the condensed consolidated balance sheets as of January 2, 2021 and October 3, 2020. Changes in fair value of the interest rate cap are recorded in other expenses in the condensed consolidated statement of operations.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.
There were no transfers between levels in the fair value hierarchy during the three months ended January 2, 2021 or during fiscal year 2020, respectively.
Seasonality
Our business is highly seasonal. In general, sales and earnings are highest during our fiscal third and fourth quarters, which include April through September and represent the peak months of swimming pool use. Sales are substantially lower during our fiscal first and second quarters.
Prior Period Reclassifications
Reclassifications of certain immaterial prior period amounts have been made to conform to current period presentation.

Note 2—Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
We prepared the consolidated financial statements following U.S. generally accepted accounting principles (“GAAP”). The financial statements include all normal and recurring adjustments that are necessary for a fair presentation of our financial position and operating results. The consolidated financial statements include the accounts of Leslie’s, Inc. and our subsidiaries.
All significant intercompany accounts and transactions have been eliminated.
All share and per share information included in the accompanying consolidated financial statements has been retroactively adjusted to reflect a
156,500-for-1
stock split which was effected on October 23, 2020. The par value of the common stock was not adjusted as the result of the stock split.
Fiscal Periods
We operate on a fiscal calendar that results in a fiscal year consisting of a
52-
or
53-week
period ending on the Saturday closest to September 30th. In a
52-week
fiscal year, each quarter contains 13 weeks of operations; in a
53-week
fiscal year, each of the first, second and third quarters includes 13 weeks of operations and the fourth quarter includes 14 weeks of operations. References to fiscal 2020, fiscal 2019 and fiscal 2018 refer to the 53 weeks ended October 3, 2020, 52 weeks ended September 28, 2019 and 52 weeks ended September 29, 2018, respectively.
Use of Estimates in the Preparation of Financial Statements
To prepare financial statements that conform to GAAP, we make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Our most significant estimates relate to the allowance for doubtful accounts, inventory obsolescence reserves, vendor programs, income taxes, self-insurance, and goodwill impairment evaluations. We continually review our estimates and make adjustments as necessary, but actual results could be significantly different from what we expected when we made these estimates.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, demand deposits, money market funds and credit and debit card transactions. Our cash balance at financial institutions may exceed the FDIC insurance coverage limit. We consider all investments with an original maturity of three months or less and money market funds to be cash equivalents. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from financial intermediaries for these transactions classified as cash and cash equivalents totaled $157.1 million and $90.9 million at October 3, 2020 and September 28, 2019.
Fair Value Measurements
We measure certain financial instruments and other items at fair value.
To determine the fair value, we maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability.
The fair value hierarchy is as follows, of which the first two are considered observable and the last unobservable:
Level
 1
—Quoted prices in active markets for identical assets or liabilities.
Level
 2—
Inputs other than Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.
Level
 3
—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Value is determined using pricing models, discounted cash flow methodologies, or similar techniques and also includes instruments for which the determination of fair value requires significant judgment or estimation.
As of October 3, 2020 and September 28, 2019, we held zero and $85.5 million, respectively, in money market funds that are required to be measured at fair value on a recurring basis. These assets were determined to be Level 1 assets as they are actively traded and are classified as cash and cash equivalents.
Fair Value of Financial Instruments
We evaluate our financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level of classification for each reporting period within the fair value hierarchy.
The fair value of the Term Loan due in 2023 (see Note 8), was determined to be $796.5 million at October 3, 2020 and $783.6 million at September 28, 2019. Fair value of the Senior Unsecured Notes (see Note 8) at October 3, 2020 and September 28, 2019 was estimated to be $390.0 million. These fair value estimates, determined to be Level 2, are subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect these estimates.
The fair value of the interest rate cap agreements (see Note 8), determined to be Level 2, and is included in other assets on the consolidated balance sheets as of October 3, 2020 and September 28, 2019. Changes in fair value of the interest rate cap are recorded in other expenses in the consolidated statement of operations.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to the short-term maturity of these instruments.
There were no transfers between levels in the fair value hierarchy during the fiscal years ended October 3, 2020 and September 28, 2019 respectively.
Vendor Rebates
Many of our vendor arrangements provide for us to receive specified amounts of consideration when we achieve various measures. These measures generally relate to the volume level of purchases from our vendors. We generally account for vendor programs as a reduction of the prices of the vendor’s products and therefore a reduction of inventory until we sell the product, at which time we recognize such consideration as a reduction of cost of merchandise and services sold in our consolidated statement of operations. Certain programs offering advertising support are recorded as a reduction to selling, general and administrative expenses in the consolidated statement of operations. Accounts and other receivables include vendor rebate receivables of $15.9 million and $16.7 million as of October 3, 2020 and September 28, 2019, respectively.
Allowance for Doubtful Accounts
Allowance for doubtful accounts is calculated based on historical experience, counterparty credit risk, consumer credit risk and application of the specific identification method and was not material in fiscal 2020 or 2019.
Inventories, Net
Inventories are stated at the lower of cost or market. We value inventory using the weighted-average cost method. We evaluate inventory for excess and obsolescence and record necessary reserves. We provide provisions for losses related to inventories based on historical purchase cost, selling price, margin, and current business trends. When an inventory item is sold or disposed, the associated reserve is released at that time.
Property and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation and amortization. Costs of normal maintenance and repairs are charged to expense as incurred. Major replacements or improvements of property and equipment are capitalized. When items are sold or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts, and any resulting gain or loss is included in the consolidated statements of operations.
Depreciation and amortization are computed using the straight-line method. These charges are based on the following range of useful lives:

Buildings and improvements	5–39 years
Vehicles, machinery, and equipment	3–10 years
Office furniture and equipment	3–7 years
Leasehold improvements	5–10 years, not to exceed the lease life
We evaluate events and changes in circumstances that could indicate carrying amounts of long-lived assets, including property and equipment, may not be recoverable. When such events or changes in circumstances occur, we assess the recoverability of long-lived assets by determining whether or not the carrying value of such assets will be recovered through undiscounted future cash flows derived from their use and eventual disposition. For purposes of this assessment, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If the sum of the undiscounted future cash flows is less than the carrying amount of an asset, we record an impairment loss for the amount by which the carrying amount of the assets exceeds its fair value. We recorded an impairment charge of $0.2 million, $1.2 million and $0.7 million in fiscal 2020, 2019 and 2018, respectively.
The impairment charge is recorded in selling, general and administrative expenses in the consolidated statements of operations.
Internal Use Software
Expenditures for software developed for internal use are capitalized and amortized over the estimated useful life of the asset. Our policy provides for the capitalization of external direct costs of materials and services associated with developing or obtaining internal use computer software. In addition, we also capitalize certain payroll and payroll-related costs for employees who are directly associated with internal use computer software development projects. The amount of payroll costs capitalized with respect to these employees is limited to the time directly spent on such projects. Costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.
Capitalized software additions placed into service were $3.0 million and $4.0 million in fiscal 2020 and 2019, respectively. Capitalized software accumulated amortization totaled approximately $11.1 million and $8.7 million as of October 3, 2020 and September 28, 2019, respectively. Capitalized software and development costs remaining to be amortized were approximately $7.0 million and $6.4 million, as of October 3, 2020 and September 28, 2019, respectively.
Goodwill and Other Intangibles, net
Goodwill and intangible assets are recorded at cost or at their estimated fair values at the date of acquisition. We review goodwill and indefinite lived intangible assets for impairment annually (in the fourth quarter) or on an interim basis whenever events or changes in circumstances indicate the fair value of such assets may be below their carrying amount.
We may first make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. The qualitative impairment assessment includes considering various factors including macroeconomic conditions, industry and market conditions, cost factors, a sustained share price or market capitalization decrease, and any reporting unit specific events. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the quantitative impairment assessment is not required. If the qualitative assessment indicates it is more likely than not that a reporting unit’s fair value is not greater than its carrying value, we must perform a quantitative impairment assessment. If it is determined a quantitative assessment is necessary, we would compare the fair value of the reporting unit to the respective carrying value, which includes goodwill. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered impaired. If the carrying value is higher than the fair value, the difference would be recognized as an impairment loss.
Similar to our test for impairment of goodwill, we may first make a qualitative assessment of whether it is more likely than not that an indefinite lived intangible assets’ fair value is less than its carrying value to determine whether it is necessary to perform a quantitative impairment assessment. If it is determined a quantitative assessment is necessary, we would compare their estimated fair values to their carrying values. We would recognize an impairment charge when the estimated fair value of the indefinite lived intangible asset is less than its carrying value. We annually evaluate whether the trade names continue to have an indefinite life.
Finite-lived intangible assets are amortized to reflect the pattern of economic benefits consumed. We evaluate amortizable intangible assets for potential impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Intangible assets useful lives are reviewed annually.
After we made our qualitative assessments it was determined that there were no impairment charges related to goodwill or other indefinite lived intangible assets during the years ended October 3, 2020 and September 28, 2019.
Income Taxes
We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and tax bases of existing assets and liabilities. Deferred tax assets, including the benefit of net operating loss and tax credit carryforwards, are evaluated based on the guidelines for realization and are reduced by a valuation allowance if it is deemed more likely than not that such assets will not be realized. We consider several factors in evaluating the realizability of our deferred tax assets, including the nature, frequency and severity of recent losses, the remaining years available for carryforwards, changes in tax laws, the future profitability of the operations in the jurisdiction, and tax planning strategies. Our judgments and estimates concerning realizability of deferred tax assets could change if any of the evaluation factors change, resulting in an increase or decrease to income tax expense in any period.
The ultimate realization of deferred tax assets can be dependent upon the generation of future taxable income during the periods in which the associated temporary differences became deductible. On a quarterly basis, we evaluate whether it is more likely than not that our deferred tax assets will be realized in the future and conclude whether a valuation allowance must be established.
We record a liability for uncertain tax positions to the extent a tax position taken or expected to be taken in a tax return does not meet certain recognition or measurement criteria. Considerable management judgment is necessary to assess the inherent uncertainties related to the interpretations of complex tax laws, regulations and taxing authority rulings, as well as to the expiration of statutes of limitations in the numerous and varied jurisdictions in which we operate. Our judgments and estimates may change as a result of the evaluation of new information, such as the outcome of tax audits or changes to or further interpretations of tax laws and regulations, resulting in an increase or decrease to income tax expense in any period. Interest and penalties accrued, if any, relating to uncertain tax positions will be recognized as a component of the income tax provision.
We determined there were no material uncertain tax positions as of October 3, 2020 and September 28, 2019.
Revenue Recognition
Revenue is recognized when control of the promised goods or services is transferred to our customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for such goods or services. Revenue from merchandise sales at retail locations is recognized at the point of sale, revenue from services are recognized when the services are rendered and revenue from
e-commerce
merchandise sales is generally recognized upon shipment of the merchandise. Revenue is recorded net of related discounts and sales tax. Payment from retail customers is generally at the point of sale and payment terms for commercial customers are based on the Company’s credit requirements and generally have terms of less than 60 days. When we receive payment from a consumer before the consumer has taken possession of the merchandise or the service has been performed, the amount received is recorded as deferred revenue or as a customer deposit until the sale or service is complete. We do not provide an estimated allowance for sales returns or chargebacks, as they have been determined to be immaterial. Shipping and handling are treated as costs to fulfill the contract and not a separate performance obligation. We include shipping and handling fees billed to customers as freight out income within net sales and those costs are charged to cost of merchandise and services sold.
The Company offers a customer loyalty program that provides customers with the ability to earn reward points based on their purchases. Loyalty rewards are accounted for as a separate performance obligation and deferred revenue is recorded in the amount of the transaction price allocated to the rewards, inclusive of the impact of estimated breakage. The estimated breakage of loyalty rewards is based on historical redemption rates experienced under the loyalty program. Revenue is recognized when the rewards are redeemed, expire or based on estimated breakage. The amount of deferred revenue related to the loyalty program is included in accrued expenses and other current liabilities on the balance sheet and is not material. Prior to fiscal 2020, loyalty program revenue was recorded using the incremental cost method within cost of sales on the consolidated statements of income.
Cost of Merchandise and Services Sold
Cost of merchandise and services sold reflects the direct cost of purchased merchandise, costs to package certain chemical products, including direct materials and labor, costs to provide services, including labor and materials, as well as distribution and occupancy costs. Distribution costs include warehousing and transportation expenses, including costs associated with third-party fulfillment centers. Occupancy costs include the rent, common area maintenance, real estate taxes, and depreciation and amortization costs of all retail locations.
Selling, General and Administrative Expenses
Our selling, general and administrative expenses include selling and operating expenses at our retail locations and corporate-level general and administrative expenses. Selling and operating expenses at retail locations include payroll, bonus and benefit costs for personnel, supplies, and credit and debit card processing costs. Corporate expenses include payroll, bonus, and benefit costs for our corporate and field support functions, marketing and advertising, insurance, utilities, occupancy costs related to our corporate office facilities, professional services, and depreciation and amortization for all assets, except those related to our retail locations and distribution operations, which are included in cost of merchandise and services sold.
Advertising
We expense advertising costs as incurred. Advertising costs for fiscal 2020, 2019 and 2018 were approximately $19.4 million, $18.0 million and $21.9 million, respectively, and are shown net of cooperative advertising of $1.6 million, $1.6 million and $1.4 million for these periods, respectively.
Equity-Based Compensation
We recognize equity-based compensation expense based on the fair value of the awards at the grant date. We use the Black-Scholes model, which uses certain subjective assumptions in determining the fair value of the awards. Compensation cost is recognized ratably over the vesting period of the related equity-based compensation award. For performance based vesting awards, compensation cost is recognized taking into account the probability of our achievement of such performance targets. Forfeitures are accounted for as they occur.
Self-Insurance Reserves
We are self-insured for losses relating to workers’ compensation, general liability, and employee medical. Stop-loss coverage has been purchased to limit exposure to any material level of claims. Self-insured liabilities include our estimates of the aggregate ultimate losses and claims incurred but not reported using historical experience.
Business Combinations
We account for business combinations using the acquisition method of accounting. This method requires that the purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date. The excess of the purchase price over the amounts allocated to assets acquired and liabilities assumed is recorded as goodwill.
We use our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed as of the acquisition date. Our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill to the extent we identify adjustments to the preliminary purchase price allocation. Upon the conclusion of the measurement period or final determination of the fair values of the assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of operations. Our consolidated financial statements include the results of operations from the date of acquisition for each business combination.
We expense all acquisition-related costs as incurred in selling, general and administrative expenses in the consolidated statements of operations.
Segment Reporting
Our Chief Operating Decision Maker is our Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of allocating resources and assessing performance. We operate all of our locations in the United States and offer consumers similar products, services, and methods of distribution through our retail locations and
e-commerce
websites. As a result, we have a single reportable segment.
Net Income per Share
We calculate net income per share by dividing the net income or loss by the weighted average number of common shares outstanding. We had no potentially dilutive securities for any periods presented.
Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020-04”). This
ASU provides temporary optional expedients and exceptions to the GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This ASU is effective for all entities beginning as of its date of effectiveness, March 12, 2020. The guidance is temporary and can be applied through December 31, 2022. This ASU did not have a material impact on our consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This ASU amends the Accounting Standards Codification (“ASC”) 820, Fair Value Measurement to add, remove, and modify fair value measurement disclosure requirements. The adoption of this ASU did not have a material impact on our consolidated financial statements.
In May 2017, the FASB issued ASU
2018-07,
Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements. The adoption of this ASU did not have a material impact on our consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will require entities to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial instruments measured at amortized cost and also applies to some off-balance
sheet credit exposures. The adoption of this ASU as of the first day of our fiscal year ending October 3, 2020 did not have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842). ASU
No. 2016-02
requires that lessees recognize lease assets and lease liabilities on the balance sheet with an option to exclude short-term leases (leases with terms of 12 months or less). The guidance also requires disclosures about the amount, timing, and uncertainty of cash flows arising from leases.
As of the first day of our fiscal year 2020, we adopted ASU
No. 2016-02
using the modified retrospective approach and elected the package of practical expedients to use in transition, which permitted us not to reassess, under the new standard, our prior conclusions about lease identification and lease classification. Additionally, we separate lease and non-lease
components of contracts. The adoption resulted in the addition of $177.7 million of operating lease right-of-use
assets and a corresponding $184.7 million of operating lease liabilities to our balance sheet, while eliminating deferred rent and tenant improvement allowances. The adoption but did not have a material impact on the Company’s Consolidated Statements of Operations, Consolidated Statements of Stockholders’ Deficit or Consolidated Statements of Cash Flows. See Note 9, “Leases” for additional information related to the Company’s leases.
In May 2014, the FASB issued ASU
2014-09,
Revenue from Contracts with Customers (Topic 606). ASU
2014-09
is a comprehensive new revenue recognition model requiring a company to recognize revenue to depict the transfer of goods or services to a customer at an amount reflecting the consideration it expects to receive in exchange for those goods or services. In adopting ASU
2014-09
companies may use either a full retrospective or a modified retrospective approach. We adopted this ASU, under the modified retrospective approach, as of the first day of fiscal year 2020. The cumulative effect of adoption was primarily related to the change in accounting for the loyalty program, and was not material.